Equity Investment in Real Estate and the REITs (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Income from equity investments in real estate and REITs	$ 51,228,000	$ 30,992,000	$ 13,425,000
Equity investments in real estate	206,000	1,394,000	0
Other Equity Investment Information [Abstract]
Termination Revenue	31,200,000
Shares Received From REIT Arising From Merger	13,260,091
Additional Shares Purchased	13,750,000
Value Of Additional Shares Purchased	121,000,000
Payment For Special Interest	300,000
Fair Value Of Shares Converted During Merger	118,000,000
Gain Recorded Resulting From Shares Exchanged In Merger	2,800,000
Significant Equity Investee Percentage	20.00%
REITs [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	9,184,111,000	8,533,899,000
Equity Method Investment Summarized Financial Information Liabilities	(4,896,116,000)	(4,632,709,000)
Equity Method Investment, Summarized Financial Information, Noncontrolling Interest	(330,873,000)	(376,560,000)
Equity Method Investment, Summarized Financial Information, Redeemable Noncontrolling Interest	(21,306,000)	(21,805,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	3,935,816,000	3,502,825,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	787,094,000	734,758,000	695,904,000
Expenses	(605,438,000)	(529,328,000)	(624,795,000)
Net Income from continuing operations	181,656,000	205,430,000	71,109,000
Net Income (loss) attributable to the equity investments in real estate and REITs	123,479,000	189,155,000	(5,173,000)
Income from equity investments in real estate and REITs	16,900,000	10,500,000	(2,500,000)
Reduction in income from equity method investments	(7,800,000)	(3,000,000)	(11,500,000)
Real Estate [Member]
Equity Method Investment Summarized Financial Information [Abstract]
Equity Method Investment Summarized Financial Information Assets	1,026,124,000	1,151,859,000
Equity Method Investment Summarized Financial Information Liabilities	(706,244,000)	(818,238,000)
Equity Method Investment Summarized Financial Information Equity Or Capital	319,880,000	333,621,000
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Revenues	118,819,000	146,214,000	119,265,000
Expenses	(75,992,000)	(79,665,000)	(61,519,000)
Net Income from continuing operations	42,787,000	66,549,000	57,746,000
Net Income (loss) attributable to the equity investments in real estate and REITs	34,225,000	66,549,000	57,746,000
Income from equity investments in real estate and REITs	13,100,000	16,000,000	13,800,000
Reduction in income from equity method investments	$ (400,000)